Transfers of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2026
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Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities
The following tables show the carrying amounts and fair values of transferred financial assets that did not qualify for derecognition and their associated financial liabilities at March 31, 2026 and 2025:

	At March 31, 2026
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans

	(In millions)
Carrying amount of assets	¥14,494,575	¥1,333,049	¥1,132,384
Carrying amount of associated liabilities	11,128,463	1,025,112	1,064,516

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,269,430	¥1,140,657
Fair value of associated liabilities	—	840,998	1,064,516

Net position	¥—	¥428,432	¥76,141

	At March 31, 2025
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans

	(In millions)
Carrying amount of assets	¥17,619,448	¥1,405,542	¥1,044,583
Carrying amount of associated liabilities	14,266,491	1,087,079	988,678

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,442,378	¥1,051,706
Fair value of associated liabilities	—	1,056,219	988,678

Net position	¥—	¥386,159	¥63,028